Segment information - Information by Segment on Current Cost of Supplies Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 381,314	$ 261,504	$ 180,543
Share of profit/(loss) of joint ventures and associates (CCS basis)	3,930	3,913	1,842
Interest and other income, of which:	915	7,056	869
Interest income	1,046	511	679
Net gains on sale and revaluation of non-current assets and businesses	642	5,995	286
Other	(773)	550	(96)
Production and manufacturing expenses	25,518	23,822	24,001
Selling, distribution and administrative expenses	12,883	11,328	9,881
Research and development expenses	1,075	815	907
Exploration expenses	1,712	1,423	1,747
Depreciation, depletion and amortisation charge, of which:	18,529	26,921	52,444
Interest expense	3,181	3,607	4,089
Taxation charge/(credit) (CCS basis)	21,497	8,391	(4,848)
Other revenue	11,708	126	10,008
Impairment losses on property, plant and equipment	1,799	3,894	26,676
Impairment loss recognised in profit or loss, goodwill	361	167	276
Impairment losses on intangible assets	153		511
Purchase contract
Disclosure of operating segments [line items]
Reversal of losses (gains) on sales contracts	(7,201)	(4,892)	539
Sales contract
Disclosure of operating segments [line items]
Reversal of losses (gains) on sales contracts	9,815	4,824	(1,136)
CCS earnings
Disclosure of operating segments [line items]
Taxation charge/(credit) (CCS basis)	(444)	(808)	585
CCS earnings	41,562	17,482	(19,701)
Inter-segment
Disclosure of operating segments [line items]
Revenue	80,778	50,680	28,182
Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	340,980	229,364	142,916
Production and manufacturing expenses	25,518	23,822	24,001
Selling, distribution and administrative expenses	12,883	11,328	9,881
Research and development expenses	1,075	815	907
Exploration expenses	1,712	1,423	1,747
Depreciation, depletion and amortisation charge, of which:	18,529	26,921	52,444
Impairment losses	2,313	4,065	27,463
Impairment reversals	(6,177)	(214)
Interest expense	3,181	3,607	4,089
Integrated Gas
Disclosure of operating segments [line items]
Revenue	54,751	29,922	20,865
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,219	1,933	612
Interest and other income, of which:	(714)	1,596	212
Interest income	43	0	0
Net gains on sale and revaluation of non-current assets and businesses	101	1,610	212
Other	(858)	(14)	0
Taxation charge/(credit) (CCS basis)	5,899	2,648	(2,794)
Integrated Gas | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	22,212	8,060	(7,230)
Integrated Gas | Inter-segment
Disclosure of operating segments [line items]
Revenue	18,412	8,072	4,357
Integrated Gas | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	37,785	20,188	10,961
Production and manufacturing expenses	4,907	4,194	4,957
Selling, distribution and administrative expenses	218	231	60
Research and development expenses	112	101	84
Exploration expenses	240	122	616
Depreciation, depletion and amortisation charge, of which:	2,211	5,908	19,314
Impairment losses	115	723	13,464
Impairment reversals	(3,449)	(204)
Interest expense	84	71	78
Upstream
Disclosure of operating segments [line items]
Revenue	8,352	9,182	6,743
Share of profit/(loss) of joint ventures and associates (CCS basis)	2,111	632	(7)
Interest and other income, of which:	726	4,592	541
Interest income	22	37	56
Net gains on sale and revaluation of non-current assets and businesses	437	4,130	54
Other	267	425	431
Taxation charge/(credit) (CCS basis)	14,070	6,057	(103)
Impairment losses on property, plant and equipment	320
Upstream | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	16,222	9,603	(9,300)
Upstream | Inter-segment
Disclosure of operating segments [line items]
Revenue	52,285	35,789	21,020
Upstream | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	10,666	9,094	4,471
Production and manufacturing expenses	9,676	9,797	10,195
Selling, distribution and administrative expenses	233	186	(31)
Research and development expenses	456	339	486
Exploration expenses	1,472	1,301	1,131
Depreciation, depletion and amortisation charge, of which:	10,334	13,485	21,079
Impairment losses	950	920	7,274
Impairment reversals	(2,504)	(9)
Interest expense	345	333	369
Marketing
Disclosure of operating segments [line items]
Revenue	120,638	83,494	55,845
Share of profit/(loss) of joint ventures and associates (CCS basis)	237	385	491
Interest and other income, of which:	(104)	278	143
Interest income	0	3	4
Net gains on sale and revaluation of non-current assets and businesses	(186)	285	117
Other	82	(10)	22
Taxation charge/(credit) (CCS basis)	903	903	846
Marketing | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	2,133	3,535	4,081
Marketing | Inter-segment
Disclosure of operating segments [line items]
Revenue	606	254	152
Marketing | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	108,012	70,745	43,856
Production and manufacturing expenses	810	950	779
Selling, distribution and administrative expenses	7,351	6,384	5,380
Research and development expenses	222	167	147
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	1,900	1,700	1,499
Impairment losses	480	129	44
Impairment reversals	(151)	(1)
Interest expense	46	27	43
Chemicals and Products
Disclosure of operating segments [line items]
Revenue	144,342	116,448	84,657
Share of profit/(loss) of joint ventures and associates (CCS basis)	374	989	1,064
Interest and other income, of which:	244	37	(236)
Interest income	24	36	25
Net gains on sale and revaluation of non-current assets and businesses	282	(24)	(129)
Other	(62)	25	(132)
Taxation charge/(credit) (CCS basis)	935	(210)	(1,754)
Impairment losses on property, plant and equipment	257
Chemicals and Products | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	4,515	404	(3,821)
Chemicals and Products | Inter-segment
Disclosure of operating segments [line items]
Revenue	2,684	1,890	1,056
Chemicals and Products | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	127,521	103,294	71,490
Production and manufacturing expenses	7,583	6,815	6,952
Selling, distribution and administrative expenses	3,592	3,375	3,391
Research and development expenses	187	157	171
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	3,289	5,485	10,096
Impairment losses	356	2,248	6,492
Impairment reversals	(73)	0
Interest expense	22	44	16
Renewables and Energy Solutions
Disclosure of operating segments [line items]
Revenue	53,190	22,415	12,382
Share of profit/(loss) of joint ventures and associates (CCS basis)	(7)	(27)	(50)
Interest and other income, of which:	57	200	(197)
Interest income	(2)	4	5
Net gains on sale and revaluation of non-current assets and businesses	8	(6)	8
Other	51	202	(210)
Taxation charge/(credit) (CCS basis)	(303)	(342)	(61)
Renewables and Energy Solutions | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	(1,059)	(1,514)	(479)
Renewables and Energy Solutions | Inter-segment
Disclosure of operating segments [line items]
Revenue	6,791	4,675	1,597
Renewables and Energy Solutions | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	57,024	26,048	12,129
Production and manufacturing expenses	2,520	2,098	1,091
Selling, distribution and administrative expenses	972	596	606
Research and development expenses	98	51	19
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	777	326	424
Impairment losses	412	45	180
Impairment reversals	0	0
Interest expense	2	0	3
Corporate
Disclosure of operating segments [line items]
Revenue	41	43	51
Share of profit/(loss) of joint ventures and associates (CCS basis)	(4)	1	(268)
Interest and other income, of which:	706	353	406
Interest income	959	431	589
Net gains on sale and revaluation of non-current assets and businesses	0	0	24
Other	(253)	(78)	(207)
Taxation charge/(credit) (CCS basis)	(7)	(665)	(982)
Corporate | CCS earnings
Disclosure of operating segments [line items]
CCS earnings	(2,461)	(2,606)	(2,952)
Corporate | Inter-segment
Disclosure of operating segments [line items]
Revenue	0	0	0
Corporate | Operating segments
Disclosure of operating segments [line items]
Third-party and inter-segment purchases (CCS basis)	(28)	(5)	9
Production and manufacturing expenses	22	(32)	27
Selling, distribution and administrative expenses	517	556	475
Research and development expenses	0	0	0
Exploration expenses	0	0	0
Depreciation, depletion and amortisation charge, of which:	18	17	32
Impairment losses	0	0	9
Impairment reversals	0	0
Interest expense	$ 2,682	$ 3,132	$ 3,580